COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Feb. 29, 2020
Defined Benefit Plan Disclosure [Line Items]
Settlement Liabilities, Current	$ 224,000	$ 341,919	$ 376,921
Alchemist Holdings LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement Liabilities, Current		$ 715,596		$ 2,000,000.0	$ 2,000,000.0